10-K Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases	Leases
Most of the leases the Company enters into are for equipment, buildings and vehicles as part of their ongoing operations. The Company determines if an arrangement contains a lease at inception of a contract and accounts for all leases in accordance with ASC 842 - Leases.
The recognition of leases requires the Company to make estimates and assumptions that affect the lease classification and the assets and liabilities recorded. The accuracy of lease assets and liabilities reported on the Consolidated Financial Statements depends on, among other things, management’s estimates of interest rates used to discount the lease assets and liabilities to their present value, as well as the lease terms based on the unique facts and circumstances of each lease.
Lessee accounting
The leases the Company has entered into as part of its ongoing operations are considered operating leases and are recognized on the Consolidated Balance Sheets as operating lease right-of-use assets, current operating lease liabilities and noncurrent operating lease liabilities. The corresponding lease costs are included in cost of revenue and selling, general and administrative expenses on the Consolidated Statements of Operations.
Generally, the leases for vehicles and equipment have a term of five years or less and buildings have a longer term of up to 35 years or more. To date, the Company does not have any residual value guarantee amounts probable of being owed to a lessor, financing leases or material agreements with related parties.
The following tables provide information on the Company’s operating leases at and for the years ended December 31:

	2022	2021	2020
	(In thousands)
Lease costs:
Operating lease cost	$17,941	$21,914	$25,303
Variable lease cost	98	84	150
Short-term lease cost	55,871	53,016	59,233
Total lease costs	$73,910	$75,014	$84,686

	2022	2021
	(Dollars in thousands)
Weighted average remaining lease term	2.03 years	1.63 years
Weighted average discount rate	4.05%	3.63%
Cash paid for amounts included in the measurement of lease liabilities	$17,941	$21,914
The reconciliation of future undiscounted cash flows to operating lease liabilities presented on the Consolidated Balance Sheet at December 31, 2022 was as follows:

(In thousands)
2023	$15,129
2024	10,902
2025	7,928
2026	4,528
2027	2,983
Thereafter	11,913
Total	53,383
Less discount	7,510
Total operating lease liabilities	$45,873